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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2000

-------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
-------------------------------------------------------------------------------

If amended report check here: /  /

GENESIS CAPITAL MANAGEMENT, L.P.
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 Montgomery Street, Suite 500         San Francisco     CA            94133
-------------------------------------------------------------------------------
Business Address             (Street)       (City)       (State)         (Zip)

SANDRA J. MONTICELLI         415-486-6505              Chief Operations Officer
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


---------------------------------- ATTENTION ----------------------------------

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.

                   Sec 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 15th day of May, 2000.


                                           GENESIS CAPITAL MANAGEMENT L.P.
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                            /s/ Sandra J. Monticelli
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:    Name:                  13F File No.:
----------------------- ---------------- ---------------------- ----------------

1.                                       6.
----------------------- ---------------- ---------------------- ----------------

2.                                       7.
----------------------- ---------------- ---------------------- ----------------

3.                                       8.
----------------------- ---------------- ---------------------- ----------------

4.                                       9.
----------------------- ---------------- ---------------------- ----------------

5.                                       10.
----------------------- ---------------- ---------------------- ----------------

                                                                 SEC 1685 (5/91)
               Copyright (c) 1992. NRS Systems, Inc. (Portions of Software Only)

Genesis Capital Mgt 13F
FORM 13F
March 31, 2000


                                                  Title
                                                  of
Security                                          Class     CUSIP           Market Value     Quantity
--------                                          -----     -----           ------------     --------


COMMON STOCK
------------
AMFM Inc                                          COM     001693100          $2,647,768       42,620
Alcoa Inc                                         COM     013817101          $2,093,450       29,800
Alteon Websystems Inc                             COM     02145A109          $2,649,420       32,310
Applied Materials  Inc                            COM     038222105          $2,737,020       29,040
Aspect communications Inc                         COM     04523Q102          $1,732,672       46,750
Bristol Myers Squibb Co                           COM     110122108          $2,110,910       36,395
Champion International Corp                       COM     158525105          $1,388,760       26,080
Chartered Semiconductor Mfg LTD ADR               COM     16133R106          $1,927,413       20,450
Cisco Systems Inc                                 COM     17275R102          $3,157,443       40,840
Citigroup Inc                                     COM     172967101          $3,662,494       61,169
Clorox Co                                         COM     189054109          $1,645,380       49,860
Comverse Technology Inc New                       COM     205862402          $1,781,325        9,425
Convergys Corp                                    COM     212485106          $2,132,455       55,120
Copper Mountain Networks Inc                      COM     217510106          $2,878,464       35,130
Corning Inc                                       COM     219350105          $2,974,020       15,330
Credence Systems Corp                             COM     225302108          $2,248,496       17,970
Crown Castle Int'l Corp                           COM     228227104          $2,457,709       64,890
Dow Chemical Co                                   COM     260543103          $2,202,480       19,320
Echostar Communications Corp New-Cl A             COM     278762109          $4,262,840       53,960
El Paso Energy Corp                               COM     283905107            $369,028        9,140
Enron Corp                                        COM     293561106            $342,928        4,580
Extreme Networks Inc                              COM     30226D106          $2,588,040       32,760
Fairchild Semicon Intl CL A                       COM     303726103          $2,881,310       78,940
Flextronics International Ltd                     COM     Y2573F102            $350,074        4,970
General Electric Co                               COM     369604103          $3,061,144       19,670
General Motors Corp Class H                       COM     370442832          $3,108,765       24,970
Halliburton Company                               COM     406216101          $3,270,466       79,525
Homegrocer.com Inc                                COM     43740K100            $350,156       33,750
Intel Corp                                        COM     458140100          $3,447,527       26,130
International Rectifier Corp                      COM     460254105          $1,945,900       51,040
Intersil Holding Corp                             COM     46069S109            $441,928        8,550
Johnson & Johnson                                 COM     478160104          $2,026,361       28,845
KLA-Tencor Corporation                            COM     482480100          $5,709,623       67,770
LSI Logic Corp                                    COM     502161102          $2,845,448       39,180
Liberate Technologies Inc                         COM     530129105          $1,741,313       27,750
Lowe's Cos Inc                                    COM     548661107          $3,175,016       54,390
MGIC Investment Corp                              COM     552848103          $2,925,929       67,070
Mead Corp                                         COM     582834107          $1,823,738       52,200
Medimmune Inc                                     COM     584699102          $3,372,801       19,370
Mellon Financial Corp                             COM     58551A108          $2,121,621       71,315
Merck & Co                                        COM     589331107          $2,179,345       35,080
Mercury Interactive Corp                          COM     589405109          $1,980,458       24,990
Metricom Inc                                      COM     591596101          $1,852,681       39,950
Microsoft Corp                                    COM     594918104          $4,051,313       38,130
Morgan Stanley Dean Witter & Co                   COM     617446448          $3,515,558       42,420
Motorola Inc                                      COM     620076109          $2,543,320       17,420

NDS Group Plc-Spons ADR                           COM     628891103          $1,555,935       22,070
Nabors Industries                                 COM     629568106          $3,254,428       83,850
Networks Associates Inc                           COM     640938106          $2,182,035       67,660
Nextel Communications Inc Cl A                    COM     65332V103          $2,779,688       18,750
Nextel Partners Inc-Cl A                          COM     65333F107            $280,140        9,660
Nokia Corp - Spon ADR                             COM     654902204          $2,988,120       13,460
Nortel Networks Corp                              COM     656568102          $2,914,749       23,110
Perkinelmer Inc                                   COM     714046109          $2,063,495       31,030
SDL Inc                                           COM     784076101            $574,763        2,700
SPX Corp                                          COM     784635104          $3,610,679       31,690
STMicroelectronics NV                             COM     861012102          $2,983,769       15,940
Scientific-Atlanta Inc                            COM     808655104          $3,850,660       60,880
Smurfit-Stone Container Corp                      COM     832727101          $1,473,224       86,980
Spectrasite Holdings Inc                          COM     84760T100          $2,129,100       75,200
Sun Microsystems Inc                              COM     866810104          $3,260,869       34,800
Tenet Healthcare Corporation                      COM     88033G100          $2,105,055       90,540
Tut Systems Inc.                                  COM     901103101          $1,073,912       18,030
Unionbancal Corporation                           COM     908906100            $303,188       11,000
Vignette Corporation                              COM     926734104          $2,110,493       13,170
Walmart Stores Inc                                COM     931142103          $2,391,080       42,320
Weatherford International                         COM     947074100          $3,824,730       65,380
Webmethods Inc                                    COM     94768C108          $1,006,534        4,170
Xilinx Inc                                        COM     983919101            $326,281        3,940
                                                                           ------------
                                                                           $159,755,230

                                                                           ------------
GRAND TOTAL                                                                $159,755,230
                                                                           ============